Fair Value Measurements - Table 1 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restricted Marketable Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Available-for-sale Securities, Fair Value	$ 15.0	$ 18.2
Fair Value, Investments, Valuation Techniques	M	M
Restricted Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Available-for-sale Securities, Fair Value	0	0
Restricted Marketable Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Available-for-sale Securities, Fair Value	15.0	18.2
Restricted Marketable Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Available-for-sale Securities, Fair Value	0	0
Restricted Marketable Securities [Member] | Other Long Term Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Available-for-sale Securities, Fair Value	30.2	19.3
Fair Value, Investments, Valuation Techniques	M	M
Restricted Marketable Securities [Member] | Other Long Term Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Available-for-sale Securities, Fair Value	0	0
Restricted Marketable Securities [Member] | Other Long Term Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Available-for-sale Securities, Fair Value	30.2	19.3
Restricted Marketable Securities [Member] | Other Long Term Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Available-for-sale Securities, Fair Value	0	0
June 2009 Interest Rate Swap [Member] | Prepaid Expenses and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Assets, Fair Value		1.2
Fair Value, Derivative Financial Instruments, Assets, Valuation Techniques		I
June 2009 Interest Rate Swap [Member] | Prepaid Expenses and Other Current Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Assets, Fair Value		0
June 2009 Interest Rate Swap [Member] | Prepaid Expenses and Other Current Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Assets, Fair Value		0
March 2006 Interest Rate Swap [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Liabilities, Fair Value		(12.1)
Fair Value, Derivative Financial Instruments, Liabilities, Valuation Techniques		I
March 2006 Interest Rate Swap [Member] | Other Current Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Liabilities, Fair Value		0
March 2006 Interest Rate Swap [Member] | Other Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Liabilities, Fair Value		0
June 2009 Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Assets, Fair Value		1.2
June 2009 Interest Rate Swap [Member] | June 2009 Interest Rate Swap [Member] | Prepaid Expenses and Other Current Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Assets, Fair Value		1.2
March 2006 Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Liabilities, Fair Value		(12.1)
March 2006 Interest Rate Swap [Member] | March 2006 Interest Rate Swap [Member] | Other Current Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Interest Rate Swaps, Liabilities, Fair Value		$ (12.1)